LONG-TERM INVESTMENTS, NET - Equity Method Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Cost investment	¥ 145,837		¥ 140,837		¥ 169,905
Share equity gain (loss)	(62,836)		(24,170)		(45,789)
Investment in an equity investee	79,506	$ 12,476	116,667	$ 116,667	124,116
Cost of investments incurred during the period	5,000		(29,068)
Share equity gain (loss) incurred during the period	(38,666)		10,274
Derecognize of share equity loss			11,345
Yizhuang Venture Investment Fund
Schedule of Equity Method Investments [Line Items]
Cost investment	101,000		101,000		101,000
Share equity gain (loss)	(32,285)		1,683		7,152
Investment in an equity investee	68,715	10,783	102,683		108,152
Share equity gain (loss) incurred during the period	(33,968)		12,254
Derecognize of share equity loss			(17,723)
WiFire Group Inc. ("WiFire Group")
Schedule of Equity Method Investments [Line Items]
Cost investment	20,000		20,000		20,000
Share equity gain (loss)	(20,000)		(20,000)		(20,000)
Chengdu Qidi Chengxin Education Limit ("Qidi Chengxin")
Schedule of Equity Method Investments [Line Items]
Cost investment			3,930		3,930
Share equity gain (loss)			(274)
Investment in an equity investee			3,656		3,930
Share equity gain (loss) incurred during the period			(274)
Shihua DC Holdings
Schedule of Equity Method Investments [Line Items]
Cost investment					29,068
Share equity gain (loss)					(29,068)
Cost of investments incurred during the period			(29,068)
Derecognize of share equity loss			29,068
Qidi Chengxin
Schedule of Equity Method Investments [Line Items]
Cost investment	3,930		3,930
Share equity gain (loss)	(217)		(274)
Investment in an equity investee	3,713	582	3,656
Share equity gain (loss) incurred during the period	57
Jingliang Inter Cloud
Schedule of Equity Method Investments [Line Items]
Cost investment	6,000		6,000		6,000
Share equity gain (loss)	(5,013)		(2,831)		(1,928)
Investment in an equity investee	987	155	3,169		4,072
Share equity gain (loss) incurred during the period	(2,182)		(903)
Jingliang Century Cloud
Schedule of Equity Method Investments [Line Items]
Cost investment	4,000		4,000		4,000
Investment in an equity investee	4,000	628	4,000		4,000
ZJK Energies [Member]
Schedule of Equity Method Investments [Line Items]
Cost investment	5,907		5,907		5,907
Share equity gain (loss)	(3,816)		(2,748)		(1,945)
Investment in an equity investee	2,091	$ 328	3,159		¥ 3,962
Share equity gain (loss) incurred during the period	(1,068)		¥ (803)
Beijing Super Internet Technology Research Institute Co., Ltd. ("BJ Chaohulian")
Schedule of Equity Method Investments [Line Items]
Cost investment	5,000
Share equity gain (loss)	(1,505)
Cost of investments incurred during the period	5,000
Share equity gain (loss) incurred during the period	¥ (1,505)